Reinsurance - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effects of Reinsurance [Line Items]
Reinsurance recoverable supported by comfort trust	$ 6,659,910	$ 6,501,700
Deposit receivable	1,029,679	1,111,571
Modified coinsurance payable	$ 1,029,679	$ 1,111,571
Sales Revenue | Credit Concentration Risk | Non-affiliates | Rated A- or better
Effects of Reinsurance [Line Items]
Reinsurance recoverable	88.20%	99.80%
Sales Revenue | Credit Concentration Risk | Non-affiliates | Rated A- or better | Comfort Trust [Member]
Effects of Reinsurance [Line Items]
Reinsurance recoverable supported by comfort trust	$ 5,900,000	$ 5,900,000
Sales Revenue | Credit Concentration Risk | Non-affiliates | Rated A- or better | Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverable	73.00%	73.00%